Long-term debt - Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 04, 2023
Long-Term Debt1 [Abstract]
Depreciation of right-of-use assets	$ 5,000	$ 4,000
Payments of lease liabilities	7,000	4,000
Expense relating to short-term leases	7,000	2,000
Variable lease payments	13,000	$ 7,000
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	40,869
Early Termination of Lease Agreement
Disclosure of maturity analysis of operating lease payments [line items]
Right-of-use assets, derecognized amount			$ 5,000
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	5,297
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	16,344
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	$ 19,228